Deposits (Details) - Schedule of deposits - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Schedule of deposits [Abstract]
Non-interest bearing checking accounts	$ 8,258	$ 5,534
Checking accounts	15,133	13,126
Savings accounts	45,571	43,228
Money market demand deposits	9,156	8,056
Total demand, transaction and passbook deposits	78,118	69,944
Certificates of deposit	134,155	125,892
Total deposits	$ 212,273	$ 195,836